Note 1 - Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

NOTE 1. Organization and Nature of Operations

HighPeak Energy, Inc. ("HighPeak Energy" the "Company," or the “Successor”) is a Delaware corporation, initially formed in October 2019 as a wholly owned subsidiary of Pure Acquisition Corp (“Pure”), a Delaware corporation, formed in November 2017, which was a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving Pure and one or more businesses. See the Company’s Annual Report on Form 10-K for the year ended December 31, 2020 regarding the business combination which resulted in the Company becoming the parent company and Pure becoming a wholly owned subsidiary along with the businesses acquired.

HighPeak Energy’s common stock and warrants are listed and traded on the Nasdaq Global Market (the "Nasdaq") under the ticker symbols “HPK” and “HPKEW,” respectively. HighPeak Energy’s Contingent Value Rights (“CVRs”) are currently traded on the Over-The-Counter market under the ticker symbol “HPKER,” although the Company has applied for listing on the Nasdaq. The Company is an independent oil and natural gas exploration and production company that explores for, develops and produces oil, NGL and natural gas in the Permian Basin in West Texas, more specifically, the Midland Basin. Our acreage is composed of two core areas, Flat Top to the north and Signal Peak to the south.

NOTE 1. Organization and Nature of Operations

HighPeak Energy, Inc. ("HighPeak Energy" the "Company," or the “Successor”) is a Delaware corporation, initially formed in October 2019 as a wholly owned subsidiary of Pure Acquisition Corp (“Pure”), a Delaware corporation, formed in November 2017, which was a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination involving Pure and one or more businesses. See Note 10 regarding the business combination which resulted in the Company becoming the parent company and Pure to become a wholly owned subsidiary along with the businesses acquired.

HighPeak Energy’s common stock and warrants are listed and traded on the Nasdaq Global Market (the "Nasdaq") under the ticker symbols “HPK” and “HPKEW,” respectively. HighPeak Energy’s Contingent Value Rights (“CVRs”) are currently traded on the Over-The-Counter market, although the Company has applied for listing on the Nasdaq as well. The Company is an independent oil and gas exploration and production company that explores for, develops and produces oil, natural gas liquids and natural gas in the Permian Basin in West Texas.